Operating loans and long-term debt (Tables)	12 Months Ended
Dec. 31, 2024
Operating Loans and Long-Term Debt [Abstract]
Schedule of long-term debt

	December 31,	December 31,
As at	2024	2023
Senior notes due October 2024; interest at 4.35%	$—	$300
Term loan due July 2025; floating interest rate	200	200
	200	500
Less: deferred financing costs	—	(1)
Less: current portion	(200)	(300)
	$—	$199